SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2016
   ---------------------------------------------------------------
                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                  Polaris Select Investor Variable Annuity
   -----------------------------------------------------------------
   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     FS VARIABLE SEPARATE ACCOUNT
                   Polaris Select Investor Variable Annuity
---------------------------------------------------------------------

Effective September 30, 2016, the "Ivy Funds Variable Insurance Portfolios" was renamed "Ivy Variable Insurance Portfolios;" the "Ivy Funds VIP Asset Strategy" portfolio was renamed "Ivy VIP Asset Strategy" and its investment manager was changed from "Waddell & Reed Investment Management Company" to "Ivy Investment Management Company." Accordingly, all references in the prospectus to the "Ivy Funds Variable Insurance Portfolios," "Ivy Funds VIP Asset Strategy" and to "Waddell & Reed Investment Management Company" are respectively replaced with the "Ivy Variable Insurance Portfolios," "Ivy VIP Asset Strategy" and "Ivy Investment Management Company."



Underlying Fund:          Managed by:                         Trust:                             Asset Class:
----------------------    ---------------------------------   ---------------------------------  ----------------
Ivy VIP Asset Strategy    Ivy Investment Management Company   Ivy Variable Insurance Portfolios  Asset Allocation





Dated:  October 6, 2016

    Please keep this Supplement with your Prospectus.